Financial instruments - Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 06, 2024	Jun. 30, 2024
Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0
Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	322,480
Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 1 | Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 1 | Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Level 2 | Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 2 | Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,700
Level 3 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	46,417
Level 3 | Convertible notes | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Level 3 | Embedded Derivative | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,700
Capped Call Transactions | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Capped Call Transactions | Level 1 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Capped Call Transactions | Level 2 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Capped Call Transactions | Level 3 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,700	$ 28,300	$ 42,900	$ 0
Prepaid forward contract (refer to note 15) | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Prepaid forward contract (refer to note 15) | Level 1 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Prepaid forward contract (refer to note 15) | Level 2 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Prepaid forward contract (refer to note 15) | Level 3 | Total financial assets held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 34,717	$ 56,017	$ 73,717	$ 0